Document And Entity Information	Sep. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	QUAINT OAK BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Sep. 09, 2026
Entity, Incorporation, State or Country Code	PA
Entity, File Number	000-52694
Entity, Tax Identification Number	35-2293957
Entity, Address, Address Line One	501 Knowles Avenue
Entity, Address, City or Town	Southampton
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	18966
City Area Code	215
Local Phone Number	364-4059
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001391933